Investments at equity (Details Narrative)	Dec. 31, 2025	Feb. 01, 2023	Jul. 07, 2022
BSSB (Member)
Schedule of Equity Method Investments [Line Items]
Percentage of direct or indirect interests		40.00%	50.00%
Cuprina MENA Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of direct or indirect interests	49.00%